Exhibit 99.3

Exception Grades

Run Date - 9/19/2025 3:36:49 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223007287		3158618268		33011829			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file.				Reviewer Comment (2025-04-09): title policy received Buyer Comment (2025-04-09): Please review Title attached	04/09/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		D	A	B	A	D	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007287		3158618268		33011860			Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on [Redacted] contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.	Final Closing Disclosure indicated an escrow holdback in the amount of $[Redacted]. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows only, then Estimated Closing Disclosure exception may be cleared.				Reviewer Comment (2025-03-13): Escrow Holdback agreement showing the holdback funds are for completion of work and inspection fees Buyer Comment (2025-03-13): Please see attached evidence the amount is for repair/construction costs.	03/13/2025			1	D	A	D	A	D	A	D	A	D	A		FL	Second Home	Purchase		D	A	B	A	D	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007287		3158618268		33011825			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	442 is missing from the file.				Reviewer Comment (2025-07-30): 442 showing work has been completed has been received. Buyer Comment (2025-07-30): Please review Appraisal completion attached	07/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	A	B	A	D	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223395468		3158618272		33475154			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-					Reviewer Comment (2025-08-11): 1004D showing the property is complete has been received Buyer Comment (2025-08-11): Please review Appraisal completion attached	08/11/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Rate/Term		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223395468		3158618272		33475892			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223395468		3158618272		33475893			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223395468		3158618272		33475894			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-05-16): Sufficient Cure Provided At Closing		05/16/2025		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519764		3158618273		33639229			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-					Reviewer Comment (2025-07-22): 1004D received, showing items were completed Buyer Comment (2025-07-22): Please review uploaded 1004D.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519764		3158618273		33639237			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of preliminary appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-13): proof of appraisal delivery received Buyer Comment (2025-06-13): Please review uploaded proof of appraisal delivery.	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Refinance - Rate/Term		C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519857		3158618324		33685373			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to and 442 is not available in the file.				Reviewer Comment (2025-08-10): 1004D received, showing the home is complete Buyer Comment (2025-08-08): Please review 1004D attached	08/10/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519859	3158618325	33707703	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.	Reviewer Comment (2025-07-10): Valid COC and timely notification for fee change received

Buyer Comment (2025-07-09): This fee was initially based on the $160 recoding fee. The lender was not aware of the additional grant deed recording fee of $40 and recording service fee of $35 until receiving the draft CD and invoice from closing attorney on [Redacted]. Please see email from our April compliance review uploaded under (D0903). They notified the borrower within 3 business days on COC and CD dated [Redacted] stating recording fees were higher than estimated (D0887) and (D0423).

Reviewer Comment (2025-07-09): SitusAMC Received LOA states recording fee was updated after receiving the master statement is not a valid reason. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-07-08): Please see attached letter of explanation.

Reviewer Comment (2025-07-01): SitusAMC received COC dated [Redacted], however provided reason matched to prelim master statement is not valid reason for increase of recording fee. Please provide additional sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-06-30): See attached Settlement Stmt along with the COC for increase in fee

Reviewer Comment (2025-06-24): [Redacted] received email conversation. The provided reason is not a valid reason for increase in recording fee. The reason for adding the deed fee later on the loan is required as to verify what new information was received that was not known earlier. Please provide additional information or cure would be due to borrower.

Buyer Comment (2025-06-23): Please review Change in Circumstance form attached and letter of explanation from Lender
																		07/10/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794578	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.	Final Closing Disclosure provided on [Redacted] incorrectly disclosed the loan as a 1/1 Step Loan when it was actually a fixed rate loan with a buydown.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794577	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.	Final Closing Disclosure provided on [Redacted] incorrectly disclosed the loan as a 1/1 Step Loan when it was actually a fixed rate loan with a buydown.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794549	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Product Testing	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redacted] disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.	The Final CD disclosed the loan as a 1/1 Step Rate loan instead of a Fixed Rate loan with a buydown.	Reviewer Comment (2025-07-25): LOE, PCCD and email delivery. Product did not change, therefore, no 3-day timing violation

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation, Re-Disclose Correct Information	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794575	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.	Final Closing Disclosure provided on [Redacted] incorrectly disclosed the loan as a 1/1 Step Loan when it was actually a fixed rate loan with a buydown.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794574	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Adjusts Once	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. Loan Terms adjust a single adjustment of Principal and Interest.	Final Closing Disclosure provided on [Redacted] incorrectly disclosed the loan as a 1/1 Step Loan when it was actually a fixed rate loan with a buydown.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794573	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Interest Rate Change After Closing Testing	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Interest Rate can change.	Final Closing Disclosure provided on [Redacted] incorrectly disclosed that the Interest Rate can change; however, the loan was a fixed rate loan.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794572	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Subsequent Change Frequency	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.	Final Closing Disclosure provided on [Redacted] disclosed a Subsequent Changes frequency when the loan was actually a fixed rate loan.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794571	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.	Final Closing Disclosure provided on [Redacted] disclosed a Minimum Interest Rate when the loan was actually a fixed rate loan.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794570	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table First Change Frequency Test	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.	Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed a First Change frequency that does not match the actual first change frequency for the loan.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930		3158618285		33794551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Timing Regular Transactions	TILA-RESPA Integrated Disclosure - Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.	The final Post Closing Disclosure, dated [Redacted] reflected a product change from 1/1 Step Rate to a Fixed Rate.				Reviewer Comment (2025-07-07): No actual product change, exception results from incorrect Product disclosure from initial CD as opposed to a product change Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents. Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery Buyer Comment (2025-07-03): See attached updated docs.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223642930	3158618285	33794550	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	The Final CD disclosed the loan as a 1/1 Step Rate loan instead of a Fixed Rate loan with a buydown.	Reviewer Comment (2025-07-25): LOE and PCCD and proof of email received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794548	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Principal and Interest Change After Closing Testing	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Principal and Interest Payment can change.	The final CD indicated the Principal and Interest Payment could change which was incorrect.	Reviewer Comment (2025-07-25): LOE and PCCD received

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): See attached updated docs.
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642930	3158618285	33794547	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Temporary Buydown Incorrectly Reflected on Disclosure Test	TRID: Terms on CD disclosed incorrectly accounting for lender/seller/third party buydown NOT reflected in the credit contract.	The buydown funds on the final CD were indicated to be buyer paid when in fact they were seller paid.	Reviewer Comment (2025-07-25): LOE and PCCD received

Buyer Comment (2025-07-25): Please see attached cure documents.

Reviewer Comment (2025-07-07): There is no cure provision under 1026.19(f)(2) outside of good faith tolerance cures and cures for non-numeric clerical errors.  Accordingly, Cure is permitted under TILA 130(B) which requires that consumer is notified of error. SitusAMC also reviews pursuant to SFA TRID scope of review which provides that LOE and proof of delivery is required to cure.

Buyer Comment (2025-07-07): A copy of the Letter of Explanation is not required as the PCCD was already on file during the AMC review. Additionally, refer to the "NOTE" indicated on the received documents.

Reviewer Comment (2025-07-03): Corrected PCCD received, please provide copy of Letter of Explanation notifying borrower of error and Proof of Delivery

Buyer Comment (2025-07-03): Attached is the PCCD dated [Redacted], which shows a Fixed Rate with the Buydown being covered by the Seller. Additionally, page 2 of the Contract agreement is included to confirm that the Buydown was always intended to be paid by the Seller. The updated Buydown schedule also reflects that the Seller is responsible for the payment
																			07/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642947	3158618292	33829599	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed on the initial Loan Estimate, but were later removed when the rate was locked and then added back to the [Redacted] Loan Estimate . A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.	Reviewer Comment (2025-07-23): SItusAMC received LOE with LOS snips in lieu of COC.

Buyer Comment (2025-07-22): Please review uploaded appeal from correspondent.

Buyer Comment (2025-07-22): .

Reviewer Comment (2025-07-14): SitusAMC received rebuttal that origination points initially disclosed at $[Redacted] then rate locked and final LE as $[Redacted] and that COC's are sent only at CD state and ICD dated [Redacted] decreased to [Redacted].  However, the Initial LE issued [Redacted] with $[Redacted] discount points, was not locked on the rate.  All subsequent LE's were not locked until [Redacted] on the 3rd sequence with $[Redacted] loan amount, [Redacted]% rate and discount of $[Redacted] which was supported by the valid changed circumstance, Doc ID [Redacted] and the baseline is reset at this time. Then on [Redacted] LE the discount points were added at $[Redacted] without a valid changed circumstance.  No change in rate, loan amount or rate expiration was noted for this pricing increase.  Changed circumstances in file did not give sufficient information to rebaseline and add discount points, and only stated new information unknown and that borrower requested change.  However, typically a borrower will not request worse pricing.  The subsequent disclosure, initial CD, reduced the points to $[Redacted], but the [Redacted] increased the points initially at $[Redacted].  Please provide additional information to support the change in pricing and valid reason and lender's knowledge of the change within 3 business days of redisclosure.

Buyer Comment (2025-07-14): Please review all uploaded discount point breakdowns.

Buyer Comment (2025-07-14): Please review uploaded rebuttal from Correspondent.

Reviewer Comment (2025-07-10): SItusAMC received COC dated [Redacted] along with the points breakdown but the reason for adding discount points is not provided on it. Please provide sufficient information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in the relock of the loan and change in pricing/closing costs while the loan is still within the lock period.

Buyer Comment (2025-07-08): Please review uploaded CIC and discount point breakdown.
																		07/23/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223642947		3158618292		33833719			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Evidence of delivery to the borrower of this disclosure was not located in file.				Reviewer Comment (2025-07-07): proof of disclosure receipt to borrower has been received Buyer Comment (2025-07-07): Please review uploaded ABA with acceptance/receipt info in lower left hand corner.	07/07/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No